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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment: [_];    Amendment Number:
                                                   -------------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management Holdings, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28- 13438
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cindy Michel
Title:    Vice President
Phone:    212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

    /s/ Cindy Michel           New York, New York           February 11, 2011
------------------------    ------------------------    ------------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number                         Name
28-
   ----------------------------         -------------------------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          66

Form 13F Information Table Value Total:   10,218,767
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

     No.   Form 13F File Number     Name
     ---   --------------------     ----
     1     28-13441                 Apollo Capital Management, L.P.
     2     28-13439                 Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
Column 1                   Column 2      Column 3  Column 4       Column 5          Column 6    Column 7       Column 8
--------                 --------------  --------- --------- -------------------   -----------  -------- --------------------
                                                                                                           Voting Authority
                                                    Value     SHRS or   SH/  PUT/  Investment    Other   --------------------
Name of Issuer           Title of Class   Cusip    (x$1000)   PRN AMT   PRN  CALL  Discretion*  Manager  Sole   Shared   None
--------------           --------------  --------- --------- ---------- ---  ----  -----------  -------- ---- ---------- ----
CHARTER COMMUNICATIONS
 INC**                     CL A NEW      16117M305 1,308,534 33,603,842 SH          DEFINED        2      0   33,603,842  0
CHARTER COMMUNICATIONS
 INC**                     CL A NEW      16117M305    53,985  1,386,366 SH          DEFINED        1      0   1,386,366   0
CHARTER COMMUNICATIONS
 INC**                     CL A NEW      16117M305    19,310    495,896 SH          DEFINED        1      0    495,896    0
CHARTER COMMUNICATIONS
 INC**                     CL A NEW      16117M305     7,980    204,929 SH          DEFINED        1      0    204,929    0
CORE MARK HOLDING
 CO INC                    COM           218681104    17,779    499,562 SH          DEFINED        2      0    499,562    0
DANA HLDG CORP             COM           235825205    19,477  1,131,701 SH          DEFINED        1      0   1,131,701   0
DANA HLDG CORP             COM           235825205     8,212    477,174 SH          DEFINED        1      0    477,174    0
DANA HLDG CORP             COM           235825205     7,915    459,897 SH          DEFINED        1      0    459,897    0
DANA HLDG CORP             COM           235825205     5,335    309,986 SH          DEFINED        1      0    309,986    0
DANA HLDG CORP             COM           235825205     2,790    162,107 SH          DEFINED        1      0    162,107    0
FELCOR LODGING TR INC      COM           31430F101     9,272  1,317,000 SH          DEFINED        1      0   1,317,000   0
FELCOR LODGING TR INC      COM           31430F101     4,013    570,000 SH          DEFINED        1      0    570,000    0
FELCOR LODGING TR INC      COM           31430F101     4,205    597,300 SH          DEFINED        1      0    597,300    0
FELCOR LODGING TR INC      COM           31430F101     2,313    328,500 SH          DEFINED        1      0    328,500    0
FELCOR LODGING TR INC      COM           31430F101     1,318    187,200 SH          DEFINED        1      0    187,200    0
FORTRESS INVESTMENT
 GROUP LL                  CL A          34958B106    10,917  1,915,220 SH          DEFINED        1      0   1,915,220   0
FORTRESS INVESTMENT
 GROUP LL                  CL A          34958B106     4,603    807,540 SH          DEFINED        1      0    807,540    0
FORTRESS INVESTMENT
 GROUP LL                  CL A          34958B106     4,436    778,300 SH          DEFINED        1      0    778,300    0
FORTRESS INVESTMENT
 GROUP LL                  CL A          34958B106     2,990    524,600 SH          DEFINED        1      0    524,600    0
FORTRESS INVESTMENT
 GROUP LL                  CL A          34958B106     1,564    274,340 SH          DEFINED        1      0    274,340    0
HUGHES COMMUNICATIONS
 INC                       COM           444398101   501,928 12,408,610 SH          DEFINED        2      0   12,408,610  0
LYONDELLBASELL
 INDUSTRIES N              SHS - A -     N53745100   116,378  3,383,080 SH          DEFINED        1      0   3,383,080   0
LYONDELLBASELL
 INDUSTRIES N              SHS - A -     N53745100   106,709  3,102,004 SH          DEFINED        1      0   3,102,004   0
LYONDELLBASELL
 INDUSTRIES N              SHS - A -     N53745100 2,725,764 79,237,329 SH          DEFINED        2      0   79,237,329  0
LYONDELLBASELL
 INDUSTRIES N              SHS - A -     N53745100 2,704,356 78,614,992 SH          DEFINED        2      0   78,614,992  0
LYONDELLBASELL
 INDUSTRIES N              SHS - A -     N53745100    19,297    560,960 SH          DEFINED        1      0    560,960    0
METALS USA HLDGS CORP      COM           59132A104   361,625 23,728,650 SH          DEFINED        2      0   23,728,650  0
MOTOROLA INC               COM           620076109     4,055    447,100 SH          DEFINED        1      0    447,100    0
MOTOROLA INC               COM           620076109     1,711    188,600 SH          DEFINED        1      0    188,600    0
MOTOROLA INC               COM           620076109     1,648    181,700 SH          DEFINED        1      0    181,700    0
MOTOROLA INC               COM           620076109     1,076    118,600 SH          DEFINED        1      0    118,600    0
MOTOROLA INC               COM           620076109       580     64,000 SH          DEFINED        1      0     64,000    0
NORANDA ALUM HLDG
 CORP***                   COM           65542W107   627,508 42,980,000 SH          DEFINED        2      0   42,980,000  0
PINNACLE AIRL CORP         COM           723443107     2,760    349,369 SH          DEFINED        1      0    349,369    0
PINNACLE AIRL CORP         COM           723443107     5,170    654,368 SH          DEFINED        1      0    654,368    0
PINNACLE AIRL CORP         COM           723443107     3,182    402,832 SH          DEFINED        1      0    402,832    0
PINNACLE AIRL CORP         COM           723443107       790    100,000 SH          DEFINED        1      0    100,000    0
PINNACLE AIRL CORP         COM           723443107     1,052    133,126 SH          DEFINED        1      0    133,126    0
QUALITY DISTR INC FLA      COM           74756M102    94,509 10,397,009 SH          DEFINED        2      0   10,397,009  0
SEMGROUP CORP              CL A          81663A105    24,203    890,800 SH          DEFINED        1      0    890,800    0
SEMGROUP CORP              CL A          81663A105    10,205    375,600 SH          DEFINED        1      0    375,600    0
SEMGROUP CORP              CL A          81663A105     9,836    362,000 SH          DEFINED        1      0    362,000    0
SEMGROUP CORP              CL A          81663A105     6,629    244,000 SH          DEFINED        1      0    244,000    0
SEMGROUP CORP              CL A          81663A105     3,467    127,600 SH          DEFINED        1      0    127,600    0
SIRIUS XM RADIO INC        COM           82967N108    46,204 28,345,857 SH          DEFINED        2      0   28,345,857  0
SMURFIT-STONE CONTAINER
 CORP                      COM           83272A104    28,857  1,127,230 SH          DEFINED        1      0   1,127,230   0
SMURFIT-STONE CONTAINER
 CORP                      COM           83272A104    12,296    480,300 SH          DEFINED        1      0    480,300    0
SMURFIT-STONE CONTAINER
 CORP                      COM           83272A104    11,709    457,396 SH          DEFINED        1      0    457,396    0
SMURFIT-STONE CONTAINER
 CORP                      COM           83272A104     7,374    288,042 SH          DEFINED        1      0    288,042    0
SMURFIT-STONE CONTAINER
 CORP                      COM           83272A104     4,158    162,414 SH          DEFINED        1      0    162,414    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103   280,045  2,227,000 SH   PUT    DEFINED        1      0   2,227,000   0
SPDR S&P 500 ETF TR        TR UNIT       78462F103   224,036  1,781,600 SH   PUT    DEFINED        1      0   1,781,600   0
SPDR S&P 500 ETF TR        TR UNIT       78462F103   118,079    939,000 SH   PUT    DEFINED        1      0    939,000    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103    94,463    751,200 SH   PUT    DEFINED        1      0    751,200    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103   113,804    905,000 SH   PUT    DEFINED        1      0    905,000    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103    91,043    724,000 SH   PUT    DEFINED        1      0    724,000    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103    76,708    610,000 SH   PUT    DEFINED        1      0    610,000    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103    61,366    488,000 SH   PUT    DEFINED        1      0    488,000    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103    40,114    319,000 SH   PUT    DEFINED        1      0    319,000    0
SPDR S&P 500 ETF TR        TR UNIT       78462F103    32,091    255,200 SH   PUT    DEFINED        1      0    255,200    0
STRATEGIC HOTELS
 & RESORTS I               COM           86272T106    15,017  2,838,842 SH          DEFINED        1      0   2,838,842   0
STRATEGIC HOTELS
 & RESORTS I               COM           86272T106     6,549  1,238,015 SH          DEFINED        1      0   1,238,015   0
STRATEGIC HOTELS
 & RESORTS I               COM           86272T106     6,812  1,287,746 SH          DEFINED        1      0   1,287,746   0
STRATEGIC HOTELS
 & RESORTS I               COM           86272T106     4,160    786,386 SH          DEFINED        1      0    786,386    0
STRATEGIC HOTELS
 & RESORTS I               COM           86272T106     2,152    406,711 SH          DEFINED        1      0    406,711    0
VERSO PAPER CORP           COM           92531L108   110,346 32,264,941 SH          DEFINED        2      0   32,264,941  0